Income Taxes - Deferred Taxes (Details) - HZO, Inc. and Subsidiaries - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Deferred Tax Assets
Net operating losses	$ 38,834,791	$ 38,769,005
Disallowed interest expense carryforward	738,848
Intangible assets	1,067,412	1,133,201
Other assets	1,207,085	1,508,792
Depreciable assets	812,902	886,620
Deferred revenue		28,459
Valuation allowance	(41,738,026)	(41,012,328)
Net deferred tax assets	923,012	1,313,749
Deferred Tax Liabilities
Depreciable assets	461,639	795,938
Other liabilities	461,373	571,607
Net Deferred Tax Liabilities	$ 923,012	1,367,545
Deferred Tax Liability, net		$ (53,796)